COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Summary of future minimum lease payments under non-cancelable operating leases

Operating
Leases
Year ending December 31:
2021	$4,945,000
2022	3,591,000
2023	2,755,000
2024	2,308,000
2025	1,811,000
Thereafter	4,447,000
Total minimum lease payments	$19,857,000

Schedule of expense charged to operations under the operating lease agreements

	Year ended December 31,
	2020	2019	2018
Rent expense	$6,294,000	$5,597,000	$4,299,000